Employee Benefit Plans	12 Months Ended
Dec. 31, 2022
21. Employee Benefit Plans
Employee Benefit Plans
21.

EMPLOYEE BENEFIT PLANS
Emera maintains a number of contributory defined-benefit and defined-contribution pension plans, which cover substantially all of its employees. In addition, the Company provides non-pension benefits for its retirees. These plans cover employees in Nova Scotia, New Brunswick, Newfoundland and Labrador,
Florida, New Mexico, Barbados, and Grand Bahama Island.
Emera’s net periodic benefit cost included the following:
Benefit Obligation and Plan Assets
The changes in benefit obligation and plan assets, and the funded status for all plans were as follows:
For the

Year ended December 31
millions of dollars 2022 2021
Change in Projected Benefit Obligation
("PBO") and Accumulated Post-
retirement Benefit Obligation ("APBO")
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Balance, January 1 $

2,624 $

318 $

2,759 $

339
Service cost

41

4

43

5
Plan participant contributions

6

6

6

4
Interest cost

80

9

67

8
Benefits paid

(174) (31) (160) (27)
Actuarial gains (480) (79) (89) (10)
Settlements and curtailments (6) -

-

-

Foreign currency translation adjustment

67

16 (2) (1)
Balance, December 31
$

2,158 $

243
$

2,624 $

318
Change in plan assets
Balance, January 1 $

2,702 $

51 $

2,605 $

52
Employer contributions

45

24

42

21
Plan participant contributions

6

6

6

4
Benefits paid (174) (31) (160) (27)
Actual return on assets, net of expenses
(489) (7)

214

2
Settlements and curtailments (6) -

-

-

Foreign currency translation adjustment

79

3 (5) (1)
Balance, December 31 $

2,163 $

46 $

2,702 $

51
Funded status, end of year

$

5 $ (197) $

78 $ (267)
The actuarial gains recognized in the period are primarily due to changes in the discount rate and compensation-related assumption changes. This was partially offset by losses associated with member experience and indexation.
Plans with PBO/APBO in Excess of Plan Assets
The aggregate financial position for all pension plans where the PBO or APBO (for post-retirement benefit plans) exceeds the plan assets for the years ended December 31 is as follows:
millions of dollars 2022 2021
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
PBO/APBO $

1,006 $

221 $

140 $

290
Fair value of plan assets

914 -

35 -

Funded status $ (92) $ (221) $ (105) $ (290)
Plans with Accumulated Benefit Obligation (“ABO”) in Excess of Plan Assets
The ABO for the defined benefit pension plans was $ 2,080

million as at December 31, 2022 (2021 –
$ 2,507

million). The aggregate financial position for those plans with an ABO in excess of the plan assets for the years ended December 31 is as follows:
millions of dollars 2022 2021
Defined benefit
pension plans
Defined benefit
pension plans
ABO $

111 $

133
Fair value of plan assets

33

35
Funded status $ (78) $ (98)
Balance Sheet
The amounts recognized in the Consolidated Balance Sheets consisted of the following:
As at December 31 December 31
millions of dollars 2022 2021
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Other current liabilities $ (13) $ (20) $ (7) $ (20)
Long-term liabilities (80) (201) (100) (270)
Other long-term assets

98

24

185

23
AOCI, net of tax and regulatory assets

358

22

230

90
Less: Deferred income tax (expense)
recovery in AOCI
(7) (1) (8)

1
Net amount recognized $

356 $ (176) $

300 $ (176)
Amounts Recognized in AOCI and Regulatory Assets
Unamortized gains and losses and past service costs arising on post-retirement benefits are recorded in
AOCI or regulatory assets. The following table summarizes the change in AOCI and regulatory assets:
Regulatory assets
Actuarial

(gains) losses millions of dollars
Defined Benefit Pension Plans
Balance, January 1, 2022 $

192 $

30
Amortized in current period (21) (10)
Current year addition to AOCI or regulatory assets

147 (5)
Change in FX rate

18 -

Balance, December 31, 2022 $

336 $

15
Non-pension benefits plans
Balance, January 1, 2022 $

91 $ -

Amortized in current period (2) -

Current year addition to AOCI or regulatory assets (62) (10)
Change in FX rate

4 -

Balance, December 31, 2022 $

31 $ (10)
As at December
31
December
31 millions of dollars 2022 2021
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Actuarial losses (gains) $

15
$
(10)
$

30
$
-

Deferred income tax expense (recovery)

7

1

8 (1)
AOCI, net of tax

22 (9)

38 (1)
Regulatory assets

336

31

192

91
AOCI, net of tax and regulatory assets $

358
$

22
$

230
$

90
Benefit Cost Components
Emera's net periodic benefit cost included the following:
As at Year ended December 31
millions of dollars 2022 2021
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Service cost $

41 $

4 $

43 $

5
Interest cost

80

9

67

8
Expected return on plan assets (144) -

(132) (1)
Current year amortization of:

Actuarial losses

8 -

21

3

Regulatory assets (liability)

21

2

24

2
Settlement, curtailments

2 -

-

-

Total $

8 $

15 $

23 $

17
The expected return on plan assets is determined based on the market-related value of plan assets of
$ 2,482

million as at January 1, 2022 (2021 – $
2,151

million), adjusted for interest on certain cash flows
during the year.
The market-related value of assets is based on a
five-year
smoothed asset value. Any
investment gains (or losses) in excess of (or less than) the expected return on plan assets are recognized on a straight-line basis into the market-related value of assets over a five-year period.
Pension Plan Asset Allocations
Emera’s investment policy includes discussion regarding the investment philosophy, the level of risk which the Company is prepared to accept with respect to the investment of the Pension Funds, and the basis for measuring the performance of the assets. Central to the policy is the target asset allocation by major asset categories. The objective of the target asset allocation is to diversify risk and to achieve asset returns that meet or exceed the plan’s actuarial assumptions. The diversification of assets reduces the inherent risk in financial markets by requiring that assets be spread out amongst various asset classes.
Within each asset class, a further diversification is undertaken through the investment in a broad range of investment and non-investment grade securities. Emera’s target asset allocation is as follows:
Canadian Pension Plans
Asset Class Target Range at Market
Short-term securities 0% to 5%
Fixed income 35% to 50%
Equities:

Canadian
7% to 17%

Non-Canadian
36% to 60%
Non-Canadian Pension Plans
Asset Class
Target Range at Market
Weighted average
Fixed income 30% to 50%
Equities 50% to 70%
Pension Plan assets are overseen by the respective Management Pension Committees in the sponsoring companies. All pension investments are in accordance with policies approved by the respective Board of
Directors of each sponsoring company.
The following tables set out the classification of the methodology used by the Company to fair value its investments:
millions of dollars NAV Level 1 Level 2 Total Percentage
As at December 31, 2022
Cash and cash equivalents $ - $ 70 $ - $ 70 3%
Net in-transits - (70) - (70) (3) %
Equity securities:

Canadian equity
- 87 - 87 4%

United States equity

- 233 - 233 11%

Other equity
- 186 - 186 8%
Fixed income securities:

Government
- - 104 104 5%

Corporate
- - 83 83 4%

Other
- 3 11 14 1%
Mutual funds - 68 - 68 3%
Other - - (3) (3) - %
Open-ended investments
measured at NAV

(1)
790 - - 790 36%
Common collective trusts
measured at NAV
(2)
601 - - 601 28%
Total

$ 1,391 $ 577 $ 195 $ 2,163 100%
As at December 31, 2021
Cash and cash equivalents $ - $ 60 $ - $ 60 2%
Net in-transits - (84) - (84) (3) %
Equity securities:

Canadian equity
- 97 - 97 4%

United States equity

- 366 - 366 14%

Other equity
- 215 - 215 8%
Fixed income securities:

Government
- - 132 132 5%

Corporate
- - 117 117 4%

Other
- 8 3 11 - %
Mutual funds - 86 - 86 3%
Other - 1 (1) - - %
Open-ended investments
measured at NAV

(1)
952 - - 952 35%
Common collective trusts
measured at NAV
(2)
750 - - 750 28%
Total

$

1,702 $

749 $

251 $

2,702 100%
(1) NAV investments are open-ended registered

and non-registered mutual funds, collective investment trusts, or pooled funds.
NAV’s are calculated at least monthly

and the funds honor subscription and redemption activity regularly.
(2) The common collective trusts are private funds valued at NAV.

The NAVs are calculated based on bid prices

of the underlying
securities. Since the prices are not published to external sources, NAV is used as a practical expedient. Certain funds invest
primarily in equity securities of domestic and foreign issuers while others invest in long duration U.S. investment grade fixed income assets and seeks to increase return through active management of interest rate and credit risks. The funds honor subscription and redemption activity regularly.
Refer to note 16 for more information on the fair value hierarchy and inputs used to measure fair value.
Post-Retirement Benefit Plans
There are no assets set aside to pay for most of the Company’s post-retirement benefit plans. As is common practice, post-retirement health benefits are paid from general accounts as required. The primary exceptions to this is the NMGC Retiree Medical Plan, which is fully funded.
Investments in Emera
As at December 31, 2022 and 2021, the assets related to the pension funds and post-retirement benefit plans did not hold any material investments in Emera or its subsidiaries securities. However, as a significant portion of assets for the benefit plan are held in pooled assets, there may be indirect investments in these securities.
Cash Flows
The following table shows the expected cash flows for defined benefit pension and other post-retirement benefit plans:
millions of dollars
Defined benefit
pension plans
Non-pension
benefit plans
Expected employer contributions
2023 $

44 $

20
Expected benefit payments
2023

164

22
2024

161

23
2025

168

23
2026

172

22
2027

178

22
2028 – 2032

919

105
Assumptions
The following table shows the assumptions that have been used in accounting for defined benefit pension and other post-retirement benefit plans:
2022 2021
(weighted average assumptions)
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Benefit obligation – December 31:
Discount rate - past service 5.33% 5.31% 3.05% 2.81%
Discount rate - future service 5.34% 5.32% 3.18% 2.92%
Rate of compensation increase 3.62% 3.61% 3.31% 3.29%
Health care trend

- initial (next year)
- 5.40% - 5.09%

- ultimate

- 3.77% - 3.77%

- year ultimate reached
2043 2042
Benefit cost for year ended December 31:
Discount rate - past service 3.05% 2.81% 2.49% 2.48%
Discount rate - future service 3.18% 2.92% 2.64% 2.51%
Expected long-term return on plan assets 6.07% 1.32% 5.86% - %
Rate of compensation increase 3.31% 3.29% 2.89% 3.04%
Health care trend

- initial (current year)
- 5.09% - 5.64%

- ultimate

- 3.77% - 4.35%

- year ultimate reached
2042 2038
Actual assumptions used differ by plan.
The expected long-term rate of return on plan assets is based on historical and projected real rates of return for the plan’s current asset allocation, and assumed inflation. A real rate of return is determined for each asset class. Based on the asset allocation, an overall expected real rate of return for all assets is determined. The asset return assumption is equal to the overall real rate of return assumption added to the inflation assumption, adjusted for assumed expenses to be paid from the plan.
The discount rate is based on high-quality long-term corporate bonds, with maturities matching the estimated cash flows from the pension plan.
Defined Contribution Plan
Emera also provides a defined contribution pension plan for certain employees. The Company’s contribution for the year ended December 31, 2022 was $ 41

million (2021 – $
45

million).